Employee And Retiree Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Summary Of Components Of Net Periodic Benefit Expense

	Years ended December 31,
	Pension Benefits		Other Postretirement Benefits
(Thousands of dollars)	2013	2012	2013	2012
Service cost	$3,387	$4,210	$1,250	$1,529
Interest cost	2,715	4,249	967	1,442
Expected return on plan assets	(2,792)	(3,859)	—	—
Amortization of prior service cost (benefits)	53	90	(7)	(10)
Recognized actuarial loss	2,106	2,984	357	366
Termination benefits expense	—	—	—	—
Curtailment expense	—	—	—	—
Net periodic benefit expense	$5,469	$7,674	$2,567	$3,327

Summary Of Weighted-Average Assumptions Used In The Measurement Of Net Periodic Benefit Expense

	Net Periodic Benefit Expenses
	Pension Benefits	Postretirement Benefits
	2012	2012
Discount rate	4.87%	4.87%
Expected return on plan assets	6.5%	—%
Rate of compensation increase	4.2%	—%